RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of amounts due from related parties
	December 31,
	2014	2015

Hubei Mobile	$200,605	$208,976
Jilin Mobile	187,373	-
Ningbo Mobile	321,708	316,500
Shenzhen Mobile	211,323	246,076
Shenzhen Media	15,156	47,371
Director and management of the Company	815,648	866,014
Shenzhen Deshan Yinshi Co., Ltd. (“Shenzhen Deshan”)	407,266	-

	$2,159,079	$1,684,937

Schedule of amounts due to related parties
	December 31,
	2014	2015

Changzhou Mobile	$2,610	$8,292
Suzhou Mobile	63,941	80,885
Eastlong Huatong	56,119	842
Shenzhen Champs Elysees Renovations Co., Ltd. (“Champs Elysees”)	3,807	126,652
Shenzhen Meidi Zhiye Development Co., Ltd. (“Zhiye”)	219,094	241,869
Shenzhen Meiye Qiye Development Co., Ltd. (“Qiye”)	1,029	974
Shenzhen Champs Elysees Investment Co., Ltd. (“Champs Elysees Investment”)	-	770,333
Guangtong Mobile	115,093	66,788
Zhongguanguoji	715,797	676,956

	$1,177,490	$1,973,591

Schedule of advertising service rendered and equipment sold to related parties
	Year ended December 31,
	2013	2014	2015

Hubei Mobile	$1,102	$-	$-
Jilin Mobile	226	-	-
Ningbo Mobile	296,040	254,931	188,409
Suzhou Mobile	-	-	194,748
Shenzhen Deshan Yinshi Co., Ltd. (“Shenzhen Deshan”)	806,127	768,789	-

	$1,103,495	$1,023,720	$383,157

Schedule of services rendered by investee companies
	Year ended December 31,
	2013	2014	2015

Chengdu Mobile	$1,859,950	$1,689,243	$1,820,935
Dalian Mobile	770,964	831,172	825,048
Eastlong Huatong	300,791	334,035	-
Guangtong Mobile	1,323,535	-	2,276
Henan Mobile	556,960	597,393	619,972
Hubei Mobile	1,303,298	948,592	815,627
Jilin Mobile	602,118	52,213	-
Ningbo Mobile	761,977	813,908	852,501
Suzhou Mobile	526,473	921,405	845,187
Shenzhen Media	-	143,374	98,859
Changzhou Mobile	-	-	5,736

	$8,006,066	$6,331,335	$5,886,141